Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 268,180	$ 419,951	$ 128,386
Reserve for doubtful accounts
Total accounts receivable	$ 268,180	$ 419,951	$ 128,386